Note 12 - Lease Obligations	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
12—LEASE
OBLIGATIONS

12
-
1
Capital leases

The Company leases certain of its equipment under capital leases. At
December 31, 2017,
this equipment consists of medical devices for a liability amount of
€58
thousand and vehicles and other IT equipment for a liability amount of
€726
thousand. Future minimum lease payments under capital leases for the years ending
December 31, 2017
are as follows:

December 31,

2018	269
2019	215
2020	177
2021	105
2022 and thereafter	47
Total minimum lease payments	813
Less: amount representing interest	(30)
Present value of minimum lease payments	783
Less: current portion	(255)
Long-term portion	528

Interest paid under capital lease obligations was
€13
thousand,
€18
thousand and
€24
thousand, for the years ended
December 31, 2017,
2016
and
2015,
respectively.

12
-
2
Operating leases

As of
December 31, 2017,
operating leases having initial or remaining non-cancelable lease terms greater than one
year consist of
one
lease for the facilities of TMS S.A. in Vaulx-en-Velin, France, several leases for facilities in Japan and one
lease for the facilities in United States. The French lease contract signed on
July 1, 2015
has a lease term of
ten
years expiring on
June 30, 2025,
including
nine
firm years.

Future minimum lease payments for these operating leases consist of the following amounts:

	France	Japan	USA

2018	321	33	47
2019	321	-	48
2020	321	-	50
2021	321	-	4
2022 and thereafter	1,115	-	-
Total	2,399	33	149

Total rent expenses under operating leases amounted to
€904
thousand,
€841
thousand and
€772
thousand, for the years ended
December 31, 2017,
2016
and
2015,
respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.